MARKETABLE SECURITIES (Summary of Investments With Continuous Unrealized Losses and Related Fair Values) (Details) $ in Thousands	Dec. 31, 2015 USD ($) Investments	Dec. 31, 2014 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 25,738
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(157)
Investments with continuous unrealized losses for 12 months or greater, Fair value	40,007
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(327)
Total investments with continuous unrealized losses, Fair value	65,745
Total investments with continuous unrealized losses, unrealized losses	$ (484)
Number of investments with continuous unrealized loss for more than 12 months | Investments	31
Interest receivable	$ 852	$ 1,431
Foreign banks and government debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	16,041
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(64)
Investments with continuous unrealized losses for 12 months or greater, Fair value	15,660
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(139)
Total investments with continuous unrealized losses, Fair value	31,701
Total investments with continuous unrealized losses, unrealized losses	(203)
Corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	9,697
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(93)
Investments with continuous unrealized losses for 12 months or greater, Fair value	24,347
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(188)
Total investments with continuous unrealized losses, Fair value	34,044
Total investments with continuous unrealized losses, unrealized losses	$ (281)